Summary of changes in stock options (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) shares £ / shares
IfrsStatementLineItems [Line Items]
Beginning Balance, Number of shares	5,329,230	4,966,740	4,221,050
Issue of Ordinary shares, Number of shares		465,490	823,190
Ending Balance, Number of shares	5,329,230	5,329,230	4,966,740
Ordinary share [member]
IfrsStatementLineItems [Line Items]
Beginning Balance, Number of shares	19,458,030	18,551,910
Issue of ordinary shares, outstanding | £	£ 194,580	£ 185,519
Par value per share | £ / shares	£ 0.01	£ 0.01	£ 0.01
Issue of Ordinary shares, Number of shares	10	906,120
Issue of Ordinary shares, Share capital | £		£ 9,061
Issue of A Ordinary shares, Number of shares	89,560
Issue of A Ordinary shares, Share capital | £	£ 896
Ending Balance, Number of shares	19,547,600	19,458,030	18,551,910
Ending Balance, Share capital | £	£ 195,476	£ 194,580	£ 185,519
Ordinary Shares A [Member]
IfrsStatementLineItems [Line Items]
Par value per share | £ / shares	£ 0.01	£ 0.01	£ 0.01